Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net book
December 31, 2015	Cost	depreciation	value
Land and buildings	$2,706	$165	$2,541
Computer equipment and software	7,171	6,234	937
Furniture and fixtures	5,163	2,084	3,079
Machinery and equipment	70,415	36,739	33,676
Leasehold improvements	10,394	8,100	2,294
	$95,849	$53,322	$42,527

		Accumulated	Net book
December 31, 2014	Cost	depreciation	value
Land and buildings	$3,015	$—	$3,015
Computer equipment and software	9,277	7,063	2,214
Furniture and fixtures	6,194	1,798	4,396
Machinery and equipment	81,933	36,135	45,798
Leasehold improvements	12,460	9,749	2,711
	$112,879	$54,745	$58,134

The Company reviews its long-lived assets for impairment including property, plant and equipment, and intangible assets whenever events and changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Based on the revenue and operating results and decline in the oil price, the Company concluded there were impairment indicators requiring the performance of a long-lived assets impairment test during the years ended December 31, 2015 and 2014.

During the year ended December 31, 2015, the Company recorded an impairment charge of $4,015. The impairment resulted primarily from the write-down of OrcaTM LNG trailers ("Orcas") which provide in-yard fleets convenient refueling in the absence of a permanent liquefied natural gas ("LNG") solution. The method used to determine fair value was recent sales of Orcas and the impairment charge was recorded in the Westport Operations segment.

During the year ended December 31, 2014, the Company recorded an impairment charge of $5,238. The impairment was primarily recorded against non-utilized test cells, and non-utilized equipment related to facility closures.

Depreciation expense for the year ended December 31, 2015 was $10,703 (year ended December 31, 2014 - $14,106; year ended December 31, 2013 - $12,246).